ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 11, 2020	Lisa M. Henry
T +1 617 951 7780
Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on November 20, 2020 under Rule 497(e) (SEC Accession No. 0001193125-20-299145), to the Prospectus for AMG FQ Global Risk-Balanced Fund, dated March 1, 2020, as supplemented May 15, 2020, and the Summary Prospectus, dated March 1, 2020, as revised May 15, 2020.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry